Disclosure of detailed information about income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current income taxes	$ 1,003	$ 1,352
Origination and reversal of temporary differences	(28,128)	6,647
Tax effect from change in tax rate	3,978	1,725
Deferred income taxes	(24,150)	8,372
Income taxes	$ (23,147)	$ 9,724